Long Term Debt (Details) - Part 2.1 ₨ in Millions, $ in Millions										1 Months Ended	12 Months Ended
		Dec. 31, 2022	Oct. 31, 2022	Apr. 30, 2022	Mar. 31, 2022 INR (₨)	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Nov. 30, 2021	Mar. 31, 2023 INR (₨) Installments MW	Mar. 31, 2022 INR (₨) MW	Mar. 31, 2021 INR (₨) MW	Mar. 31, 2019 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carring value	[1]										₨ 173,880				$ 2,115.5
Number of repayable installments					60						222	60
Net carrying value											₨ 15,882				$ 193.3
Percentage of pledge shares of promoters											51.00%				51.00%
Period For rate revision												3 years
Net carrying value loan											₨ 7				$ 0.1
Long term debt, net carrying value	[1]										₨ 174,890				$ 2,127.8
Number of quarterly installment													6 months
Interest rate carry percentage											2.60%				2.60%
Unsecured term loans					₨ 1,118						₨ 1,161	₨ 1,118			$ 14.1	$ 14.7
Solar power project [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carrying value											₨ 2,445				$ 29.8
Percentage of pledge shares of promoters											51.00%				51.00%
First ranking pari passu mortgage [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carrying value											₨ 2,267				$ 27.6
Indian Renewable Energy Development Agency Limited [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carrying value											₨ 4,705				$ 57.3
Percentage of pledge shares of promoters											51.00%				51.00%
Minimum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Instalments ranging percentage			0.30%	0.163%	1.39%	1.38%	1.23%	1.59%	1.85%	2.50%	1.05%	1.39%
Installments ranging percentage											0.21%
Maximum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Instalments ranging percentage			0.70%	0.629%	1.97%	1.98%	2.55%	2.44%	1.88%	32.50%	2.45%	1.98%
Installments ranging percentage											0.77%
New Prime Lending Rate- Long Term [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Number of repayable installments					70
Net carrying value											₨ 8,572				$ 104.3
New Prime Lending Rate- Long Term [Member] | Minimum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Instalments ranging percentage							1.10%
New Prime Lending Rate- Long Term [Member] | Maximum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Instalments ranging percentage							1.71%
Secured Indian Rupee Term Loan [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carring value											₨ 365				4.4
Capacity of solar power project (in Megawatts)											5
Interest rate											8.25%
Number of repayable installments											42
Indian Rupee Loans [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carrying value											₨ 453				$ 5.5
Percentage of pledge shares of promoters											51.00%				51.00%
Indian Rupee Loans [Member] | Minimum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Instalments ranging percentage											2.09%
Indian Rupee Loans [Member] | Maximum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Instalments ranging percentage											2.80%
Secured Indian Rupee Term Loan Two [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carring value											₨ 1,406				$ 17.1
Capacity of solar power project (in Megawatts)											30
Number of repayable installments											168
Secured Indian Rupee Term Loan Three [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Period For rate revision											3 years
Secured Indian Rupee Term Loan Ten [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Capacity of solar power project (in Megawatts)											50
Interest rate											7.75%
Number of repayable installments											64
Period For rate revision											5 years
Net carrying value loan											₨ 2,004				24.4
Repayment of loan, commenced date											December 2021
Secured Indian Rupee Term Loan Four [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carring value											₨ 4,795				58.3
Capacity of solar power project (in Megawatts)											100
Period For rate revision											5 years
Secured Indian Rupee Term Loan Six [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Capacity of solar power project (in Megawatts)												200
Interest rate												11.00%
Number of repayable installments												54
Borrowed amount					₨ 3,264							₨ 3,264				39.7
Axis Bank [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Capacity of solar power project (in Megawatts)												200
Interest rate												7.50%
Number of repayable installments												70
Net carrying value loan											₨ 2,291				27.9
Borrowed funds					2,467							₨ 2,467				30.0
Interest rate years												3 years
Net carrying value of solar power plant											8,572				104.3
Axis Bank [Member] | Minimum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Instalments ranging percentage		1.10%
Axis Bank [Member] | Maximum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Instalments ranging percentage		1.71%
Secured Indian Rupee Term Loan Eight [Member] | I F C Led Consortium for Rooftop Projects [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Interest rate														10.74%
Period For rate revision														3 years
Net carrying value loan											₨ 123				1.5
Borrowed amount														₨ 124						$ 1.5
Interest payment of loan commence date														April 2019
Secured Indian Rupee Term Loan Nine [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Capacity of solar power project (in Megawatts)													16
Interest rate											8.50%
Net carrying value loan											₨ 317				3.9
Repayment of loan, commenced date											June 2020
Borrowed amount													₨ 56				$ 0.8	₨ 463	$ 5.6
Interest rate carry percentage													1.45%				1.45%
Number of monthly installments (in Installments) | Installments											52
Secured Foreign Currency Loan Six [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Capacity of solar power project (in Megawatts)											90
Number of repayable installments											234
Net carrying value											₨ 3,409				$ 41.5
Repayment of loan, commenced date											October 2022
Secured Foreign Currency Loan Six [Member] | Indian Renewable Energy Development Agency Limited [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Debt instrument interest rate, percentage											7.50%				7.50%
Secured Foreign Currency Loan Six [Member] | I F C Led Consortium for Rooftop Projects [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Borrowed funds																		₨ 271	$ 3.6
Secured Indian Rupee Term Loan Eleven [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Capacity of solar power project (in Megawatts)											35
Interest rate											8.00%
Number of repayable installments											47
Net carrying value											₨ 2,217				$ 27.0
Percentage of pledge shares of promoters											51.00%				51.00%
Net carrying value loan											₨ 2,225				$ 27.1
Borrowed funds					₨ 11,756							₨ 11,756				$ 154.9
Secured Indian Rupee Term Loan Twelve [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Capacity of solar power project (in Megawatts)											600
Interest rate											7.20%
Net carrying value											₨ 22,152				269.5
Period For rate revision											3 years
Secured Indian Rupee Term Loan Thirteen [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Capacity of solar power project (in Megawatts)													10
Net carrying value loan											₨ 336				$ 4.1
Borrowed amount													₨ 413				$ 5.0
Debt instrument interest rate, percentage											7.20%				7.20%
Kotak Infrastructure Debt Fund Limited [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carrying value											₨ 587				$ 7.1
Secured Indian Rupee Term Loan Fourteen [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Capacity of solar power project (in Megawatts)											300
Net carrying value loan											₨ 1,534				18.7
State Bank of India [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Number of repayable installments											6
Secured Indian Rupee Term Loan Three [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Interest rate											7.50%
Secured Indian Rupee Term Loan Four [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Interest rate											7.75%
Solar power project [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Interest rate												7.50%
Short Term Loan Facility One [Member] | Secured Indian Rupee Term Loan Six [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Long term debt, net carrying value											₨ 3,029				$ 36.9
MCLR Plus [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Debt instrument interest rate, percentage											9.55%				9.55%
Trade Credit [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Interest rate of SOFR											12 months
L&T Infra Credit Pvt Ltd [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Number of repayable installments											243
L&T Infra Credit Pvt Ltd [Member] | Minimum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Installments ranging percentage											0.30%
L & T finance Limited [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carrying value											₨ 26,784				$ 325.9
Percentage of pledge shares of promoters											51.00%				51.00%
L & T finance Limited [Member] | Maximum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Installments ranging percentage											0.58%
Rooftop portfolio [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Financing arrangements amount											₨ 3,820				$ 46.5
Term Loan Agreement [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carrying value											₨ 573				$ 7.0
Percentage of pledge shares of promoters											51.00%				51.00%
Construction SPV [Member] | Trade Credit [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Capacity of solar power project (in Megawatts)											300
Multiple buyer's credit facilities amount											₨ 7,840				$ 95.4
Secured Debt [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Net carrying value											₨ 1,492				18.2
Secured Debt [Member] | Minimum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Instalments ranging percentage				0.50%
Secured Debt [Member] | Maximum [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Instalments ranging percentage				0.60%
Secured facilities [Member]
Long Term Debt (Details) - Part 2.1 [Line Items]
Number of repayable installments											63
Net carrying value											₨ 4,882				$ 59.4

[1]	Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2023 as per Reserve Bank of India.